Convertible Debt - Net - Schedule of Convertible Debt (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Debt Disclosure [Abstract]
Balance June 30, 2015
Proceeds	867,578
Repayments
Less: gross debt discount recorded	(867,578)	$ 71,000
Add: Amortization of Debt Discount	192,663
Less Current portion
Long-Term Convertible Debt	$ 192,663